Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000250325 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000250325 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250325 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000197601 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197601 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000197601 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000197601 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197601 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204482 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000204482 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000204482 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204442 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000204442 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000204442 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000204442 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000204442 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000204442 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204442 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000204442 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000204443 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000204443 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000204443 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000204443 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204443 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204443 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204443 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000204443 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000218646 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218646 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218646 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218646 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218646 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218646 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218646 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000228612 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000228612 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000228612 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000228612 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228612 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228612 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228612 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228612 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000222947 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222947 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222947 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000222947 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222947 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222947 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222947 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000218645 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000218645 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218645 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218645 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218645 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218645 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218645 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000241171 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000241171 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000241171 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000241171 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000241171 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000241171 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241171 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000228610 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228610 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000228610 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000228610 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228610 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228610 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000228610 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228610 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228610 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228610 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000228610 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228610 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228610 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222948 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000222948 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000222948 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222948 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000222948 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000222948 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222948 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000222948 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
C000222948 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000202058 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000202058 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000202058 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000202058 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202058 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202058 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202058 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000202058 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000202058 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222949 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000222949 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000222949 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222949 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000222949 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222949 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222949 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000222949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000222949 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000222949 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000231722 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000231722 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000231722 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000237948 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237948 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237948 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000237948 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000237948 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000237948 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237948 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237948 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237948 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237948 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237948 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000202059 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202059 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000202059 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202059 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202059 [Member] | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202059 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202059 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000202059 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000202059 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197602 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197602 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197602 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197602 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197602 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197602 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197602 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197602 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000237947 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237947 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000237947 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000237947 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000243037 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243037 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243037 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000243037 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000243040 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243040 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243040 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000243041 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243041 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243041 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000221278 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000221278 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C000221278 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000221278 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000221278 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000221278 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221278 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221279 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000221279 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221279 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214349 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000214349 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000214349 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000214349 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214349 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214349 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214349 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000214349 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214349 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214349 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247037 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000247037 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000247037 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247037 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247037 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247037 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247037 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000247037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000247037 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247037 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246147 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000246147 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000246147 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000246147 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000246147 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246147 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246147 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000246147 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000246147 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246147 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229745 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000229745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000229745 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000229745 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000229745 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229745 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229745 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000229745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000229745 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229745 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237946 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237946 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237946 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000237946 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000237946 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237946 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237946 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237946 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000214351 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000214351 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000214351 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214351 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214351 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214351 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214351 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000214351 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000214351 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214351 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229746 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000229746 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000229746 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000229746 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229746 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000229746 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229746 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000229746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000229746 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243038 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000243038 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000243038 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243038 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243038 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243038 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243038 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000243038 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000243038 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243038 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214352 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000214352 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000214352 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000214352 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214352 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214352 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214352 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000214352 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000214352 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214352 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243039 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000243039 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000243039 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000243039 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000243039 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000229748 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000229748 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000229748 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000229748 [Member] | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000229748 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229748 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229748 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000229748 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000234360 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000234360 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000234360 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000234360 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234360 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234360 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234360 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000234360 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000234360 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234361 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000234361 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000234361 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234361 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000234361 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234361 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234361 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000234361 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000234361 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234361 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234362 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234362 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234362 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234362 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234362 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234362 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234362 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234362 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000234362 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221280 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221280 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000221280 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000221280 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221280 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221280 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000214353 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214353 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214353 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214353 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214353 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214353 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214353 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214353 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214353 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214353 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243042 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243042 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243042 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243042 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243042 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243042 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243042 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000229747 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229747 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229747 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000229747 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229747 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229747 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229747 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000246148 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246148 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246148 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246148 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246148 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246148 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246148 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246148 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000246149 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246149 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246149 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246149 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246149 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246149 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246149 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246149 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000233056 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233056 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000233056 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233056 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233056 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233056 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233056 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000233056 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000233056 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214354 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000214354 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214354 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214354 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214354 [Member] | Trading Companies and Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214354 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000214354 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214354 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000221281 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000221281 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.60%)
C000221281 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000221281 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000221281 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221281 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221281 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000226122 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000226122 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.60%)
C000226122 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000226122 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000226122 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226122 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226122 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000214357 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000214357 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000214357 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000214357 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214357 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214357 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214357 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000214357 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000214357 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214357 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226120 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000226120 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000226120 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000226120 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226120 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226120 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226120 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000226120 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000226120 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226120 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214358 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000214358 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000214358 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214358 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214358 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214358 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000214358 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000214358 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000214358 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214358 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226121 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000226121 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000226121 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226121 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000226121 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226121 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226121 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000226121 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000226121 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226121 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214350 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000214350 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214350 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000214350 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214350 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214350 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214350 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000214350 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000214350 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214350 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226117 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000226117 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226117 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226117 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226117 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226117 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226117 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000226117 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000226117 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226117 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221283 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221283 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000221283 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000221283 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221283 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000226124 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226124 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000226124 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000226124 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000226124 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000214355 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214355 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214355 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214355 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214355 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214355 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000214355 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214355 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000214355 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214355 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226118 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226118 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226118 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226118 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226118 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226118 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226118 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226118 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000226118 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226118 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236476 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236476 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236476 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236476 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236476 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236476 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236476 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236476 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000236477 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236477 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236477 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236477 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236477 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236477 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236477 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236477 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000250327 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250327 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000250327 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250327 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250327 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250327 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250327 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000250327 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000250326 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250326 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000250326 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250326 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250326 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250326 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250326 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000250326 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000214356 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000214356 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214356 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214356 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214356 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214356 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214356 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000214356 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000226119 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000226119 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000226119 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226119 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226119 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226119 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226119 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000226119 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%